SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 13 — SUBSEQUENT EVENTS

On October 22, 2025, Xinjiang YSX entered into a loan agreement with Bank of Communications to borrow RMB5.0 million (approximately $702,346) for its working capital needs for one year, with a loan maturity date of October 22, 2026 and an effective interest rate of 3.20% per annum.

On November 5, 2025, YSX Network entered into a loan agreement with Dongguan Bank to borrow RMB5.0 million (approximately $702,346) for its working capital needs for one year, with a loan maturity date of November 4, 2026 and an effective interest rate of 3.50% per annum. A third-party, Guangzhou Nansha Financing Guarantee Co., Ltd. entered into a guarantee agreement with Dongguan Bank to provide a credit guarantee on this loan during the loan period.

On December 5, 2025, Xinjiang YSX renewed a loan of RMB4.99 million (approximately $700,941) with China CITIC Bank to extend the loan maturity date to December 4, 2026. In addition, on December 25, 2025, Xinjiang YSX renewed a loan of RMB5.0 million (approximately $702,346) with China CITIC Bank to extend the loan maturity date to December 24, 2026. The effective interest rate for both loans is 3.98% per annum. Mr. Jie Xiao provided a guarantee for loans of up to RMB10.0 million (approximately US$1,378,037) that YSX Network may borrow from China CITIC Bank during the borrowing period.

On January 7, 2026, Guangzhou YSX entered into a loan agreement with Bank of Guangzhou to borrow RMB2 million (approximately $280,938) for its working capital needs for one year, with a loan maturity date of January 7, 2027 and an effective interest rate of 2.9167% per annum. The loan is unsecured.

On December 2, 2025, Xihang entered into a loan agreement with Xingye Bank to borrow RMB4.0 million (approximately $561,877) for its working capital needs for one year, with a loan maturity date of December 1, 2026 and an effective interest rate of 3.0% per annum. The loan is unsecured.

The Company has performed an evaluation of subsequent events through January 30, 2026, which is the date of the unaudited condensed consolidated financial statements are available for release, and determined that no other events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.